UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

      For the monthly distribution period from May 1, 2007 to May 31, 2007

             Commission File Number of issuing entity: 333-140610-08

                           RALI SERIES 2007-QS7 TRUST
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-140610

                        RESIDENTIAL ACCREDIT LOANS, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

             New York                                               None
(State or other jurisdiction of incorporation or             (I.R.S. Employer
       organization of the issuing entity)                  Identification No.)

c/o Residential Funding Company, LLC, as Master Servicer
     8400 Normandale Lake Boulevard                             55437
      Minneapolis, Minnesota                                  (Zip Code)
(Address of principal executive offices of
            issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

   Title of Class        Registered/reported pursuant to (check one)
                                                                Name of exchange
                  Section 12(b)  Section 12(g)  Section 15(d) (If Section 12(b))

Mortgage Asset-Backed
Pass-Through
Certificates,
Series 2007-QS7,
in theclasses
specified herein     [___]        [___]             [ X ]            _______

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No___



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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RALI Series 2007-QS7 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated May 29, 2007, and related Prospectus dated April 9, 2007 (collectively, the "Prospectus"), of the RALI Series 2007-QS7 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

        The following classes of Certificates were offered under the Prospectus:
Class I-A-1, Class I-A-2, Class I-A-3, Class I-A-4, Class I-A-5, Class I-A-6, Class I-A-7, Class I-A-8, Class I-A-9, Class II-A-1, Class II-A-2, Class I-A-P, Class I-A-V, Class II-A-P, Class II-A-V, Class R-I, Class R-II, Class R-III, Class M-1, Class M-2 and Class M-3 Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   June 2007 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of May 1, 2007, and the Standard Terms of Pooling and Servicing Agreement, dated as of May 1, 2007, among Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of May 30, 2007, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.3 Confirmation, dated as of May 30, 2007, between Deutsche Bank Trust Company Americas, as trustee on behalf of the RALI Series 2007-QS7 Trust, and Bank of America, N.A., with respect to the Class I-A-5 Certificates (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.4 Confirmation, dated as of May 30, 2007, between Deutsche Bank Trust Company Americas, as trustee on behalf of the RALI Series 2007-QS1 Trust, and Bank of America, N.A., with respect to the Class I-A-7 Certificates (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 99.1   June 2007 Monthly Statement to Certificateholders





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                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  June 25, 2007



                                    RALI Series 2007-QS7 Trust
                                (Issuing entity)

                                    By:  Residential Funding Company, LLC,
                                            as Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director


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                   EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS